Leases (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Leases [Abstract]
Schedule of Lease Payments	The following table sets forth the Company’s minimum lease payments in future periods as of September 30, 2024:
Operating lease payments
For the nine months ending June 30, 2025	$165,248
For the twelve months ending June 30, 2026	251,566
For the twelve months ending June 30, 2027	260,287
For the twelve months ending June 30, 2028	270,941
For the twelve months ending June 30, 2029	321,967
Thereafter	103,986
Total lease payments	1,373,995
Less: discount	(142,829)
Present value of operating lease liabilities	1,231,166
Operating lease liabilities, current portion	(180,451)
Operating lease liabilities, non-current portion	$1,050,715
The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2024:
Operating lease payments
For the year ending June 30, 2024	$88,417
For the year ending June 30, 2025	95,854
For the year ending June 30, 2026	65,601
For the year ending June 30, 2027	50,944
For the year ending June 30, 2028	52,463
Thereafter	104,929
Total lease payments	458,209
Less: discount	(53,243)
Present value of operating lease liabilities	404,966
Operating lease liabilities, current portion	(72,531)
Operating lease liabilities, non-current portion	$332,435

Schedule of Operating Lease Expenses	Operating lease expenses consist of the following:
Operating lease cost	Classification	For the Three Months Ended September 30, 2024	For the Three Months Ended September 30, 2024
		(Unaudited)	(Unaudited)
Lease expenses	General, and administrative	$51,384	$—
Lease expenses – short term	General, and administrative	4,350	3,955
Total operating lease cost		$55,734	$3,955
Operating lease expenses consist of the following:
Operating lease cost	Classification	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Lease expenses	Selling, general, and administrative	$37,713	$—
Lease expenses – short term	Selling, general, and administrative	26,000	19,100
Total operating lease cost		$63,713	$19,100